GROUP STRUCTURE (Details 9) - Pampa Energia Bolivia S A [Member] $ in Millions	Aug. 12, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Acquisition cost	$ (5.0)
Total consideration transferred	(5.0)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities	12.7	[1]
Dividends to be received	9.5
Fair value of net assets	22.2
Profit	$ 17.2	[2]

[1]	Calculated based on the present value of expected dividend flows.
[2]	Disclosed under “Share of profit from associates and joint ventures”.